Income Taxes	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Income Taxes
2 3 .	Income Taxes
A summary of the Company’s income tax exp
e
nse (recovery) is as follows:
Income Tax Expense (Recovery) in Net Earnings

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2023	2022	2023	2022
Current income tax expense (recovery)	$80	$(819)	$(2,560)	$78
Deferred income tax expense (recovery) related to:
Origination and reversal of temporary differences	$1,701	$2,849	$3,061	$9,123
Write down (reversal of write down) or recognition of prior period temporary differences	4,354	(1,829)	(946)	(8,329)
Total deferred income tax expense	$6,055	$1,020	$2,115	$794
Total income tax expense (recovery) recognized in net earnings	$6,135	$201	$(445)	$872
Income Tax Expense (Recovery) in Other Comprehensive Income

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2023	2022	2023	2022

Income tax expense (recovery) related to LTIs - common shares held	$(6,044)	$(349)	$(2,090)	$(155)

Income Tax Expense (Recovery) in Shareholders’ Equity
1

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2023	2022	2023	2022
Current income tax expense (recovery)	$-	$852	$-	$3

Deferred income tax expense (recovery) related to:

Origination and reversal of temporary differences	$-	$(852)	$-	$(3)

Write down (reversal of write down) or recognition of prior period temporary differences	$-	$292	$-	$(500)

Total deferred income tax expense (recovery)	$-	$(560)	$-	$(503)

Total income tax expense (recovery) recognized in equity	$-	$292	$-	$(500)

1)
Income tax expense (recovery) in shareholders’ equity relates to share financing fees. Share financing fees are deducted over a five-year period for Canadian income tax purposes. For accounting purposes, share financing fees are charged directly to issued capital.

Income Tax Rate Reconciliation
The provision for income taxes diff
e
rs from the amount that would be obtained by applying the statutory income tax rate to consolidated earnings before income taxes due to the following:

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2023	2022	2023	2022

Earnings before income taxes	$147,583	$149,275	$252,394	$307,414

Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%	27.00%

Income tax expense (recovery) based on above rates	$39,847	$40,305	$68,146	$83,002

Non-deductible portion of capital losses (non-taxable portion of capital gains)	-	-	-	(1,052)

Non-deductible stock based compensation and other	547	627	886	1,099

Differences in tax rates in foreign jurisdictions 1	(39,044)	(37,177)	(68,938)	(76,056)

Current period unrecognized temporary differences	431	(1,725)	407	2,208

Write down (reversal of write down) or recognition of prior period temporary differences	4,354	(1,829)	(946)	(8,329)

Total income tax expense (recovery) recognized in net earnings	$6,135	$201	$(445)	$872

1)	During the six months ended June 30, 2023, the Company’s subsidiaries generated net earnings of $257 million, as compared to $283 million during the comparable period of the prior year.
The majority of the Company’s income generating activities is conducted by its 100% owned subsidiary, Wheaton Precious Metals International Ltd., which operates in the Cayman Islands and is not subject to income tax.
Update on Global Minimum Tax
On August 4, 2023 the Canadian Federal Government released draft legislation that, if enacted, would implement a

15
%
global minimum tax for fiscal years that begin on or after December 31, 2023. The proposed rules in the Global Minimum Tax Act would apply to the income of the Company’s non-Canadian
subsidiaries.

Current Income Taxes (Payable) Receivable
The movement in current income taxes payable for the
six
months ended
June 30
, 2023 is as follows:

(in thousands)	Current Taxes Payable

Current taxes payable - December 31, 2022	$(2,763)

Current income tax recovery - income statement	2,560

Income taxes paid	4,332

Foreign exchange adjustments	88

Current taxes recoverable - June 30, 2023	$4,217
Deferred Income Taxes
The recognized deferred income tax assets and liabilities are offset on the balance sheet and relate to Canada, except for the foreign withholding tax. The movement in deferred income tax assets and liabilities for the six months ended June 30, 2023 and the year ended December 31, 2022 is shown below:

	Six Months Ended June 30, 2023

Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance

Deferred tax assets

Non-capital loss carryforward 1	$-	$472	$-	$-	$472

Capital loss carryforward	792	(1)	124	-	915

Other 2	4,256	(1,695)	-	-	2,561

Deferred tax liabilities

Debt financing fees 3	(774)	(21)	-	-	(795)

Unrealized gains on long-term investments	(8,006)	1	1,966	-	(6,039)

Mineral stream interests 4	3,732	(846)	-	-	2,886

Foreign withholding tax	(165)	(25)	-	-	(190)

Total	$(165)	$(2,115)	$2,090	$-	$(190)

1)	As at June 30, 2023, the Company had recognized the tax effect on $2 million of non-capital losses against deferred tax liabilities.
2)	Other includes capital assets, cobalt inventory, charitable donation carryforward, and PSU and pension liabilities.
3)
Debt and share financing fees are deducted over a five-year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.

4)
The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production
basis as described in Note 13.

	Year Ended December 31, 2022

Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance

Deferred tax assets

Non-capital loss carryforward	$6,967	$(5,178)	$-	$(1,789)	$-

Capital loss carryforward	-	277	515	-	792

Other	1,325	2,739	192	-	4,256

Deferred tax liabilities

Interest capitalized for accounting	(87)	87	-	-	-

Debt and share financing fees	(737)	(37)	-	-	(774)

Kutcho Convertible Note	-	112	(112)	-	-

Unrealized gains on long-term investments	(170)	(728)	(7,108)	-	(8,006)

Mineral stream interests	(7,298)	11,030	-	-	3,732

Foreign withholding tax	(100)	(65)	-	-	(165)

Total	$(100)	$8,237	$(6,513)	$(1,789)	$(165)
Deferred income tax assets in Canada not recognized are shown below:

(in thousands)	June 30 2023	December 31 2022

Mineral stream interests	$6,593	$7,369

Other	1,798	1,575

Unrealized losses on long-term investments	12,131	13,069

Total	$20,522	$22,013

1)	As at June 30, 2023, the Company had fully recognized the tax effect of non-capital losses.